Measurement basis of financial assets and liabilities - Schedule of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks	£ 56,661	£ 62,705	£ 78,110
Financial assets at fair value through profit or loss	240,413	215,925
Derivative financial instruments	19,727	24,065
Loans and advances to banks	7,236	7,900
Loans and advances to customers	481,463	459,857
Reverse repurchase agreements	50,986	49,476
Debt securities	13,987	14,544
Financial assets at amortised cost	553,672	531,777
Financial assets at fair value through other comprehensive income	36,320	30,690
Other	514	5,654
Total financial assets	907,307	870,816
Deposits from banks	5,779	6,158
Customer deposits	496,457	482,745
Repurchase agreements at amortised cost	38,570	37,760
Financial liabilities at fair value through profit or loss	27,909	27,611
Derivative liabilities £m	16,132	21,676
Notes in circulation	2,118	2,121
Debt securities in issue at amortised cost	78,271	70,834
Liabilities arising from insurance and participating investment contracts	135,284	122,064
Liabilities arising from non-participating investment contracts	61,640	51,228
Other	1,026	6,986
Subordinated liabilities	9,894	10,089	£ 10,253
Total financial liabilities	873,080	839,272
Held at amortised cost £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks	56,661	62,705
Loans and advances to banks	7,236	7,900
Loans and advances to customers	481,463	459,857
Reverse repurchase agreements	50,986	49,476
Debt securities	13,987	14,544
Financial assets at amortised cost	553,672	531,777
Other	0	173
Total financial assets	610,333	594,655
Deposits from banks	5,779	6,158
Customer deposits	496,457	482,745
Repurchase agreements at amortised cost	38,570	37,760
Notes in circulation	2,118	2,121
Debt securities in issue at amortised cost	78,271	70,834
Other	1,026	1,708
Subordinated liabilities	9,894	10,089
Total financial liabilities	632,115	611,415
Held for trading £m | Mandatorily held at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss	25,537	25,450
Derivative financial instruments	19,702	24,017
Total financial assets	45,239	49,467
Financial liabilities at fair value through profit or loss	23,666	22,981
Derivative liabilities £m	15,842	21,321
Total financial liabilities	39,508	44,302
Other | Mandatorily held at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss	214,876	190,475
Total financial assets	214,876	190,475
Derivatives designated as hedging instruments £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative financial instruments	25	48
Total financial assets	25	48
Derivative liabilities £m	290	355
Total financial liabilities	290	355
At fair value through other comprehensive income £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through other comprehensive income	36,320	30,690
Total financial assets	36,320	30,690
Insurance and participating investment contracts
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Other	514	5,481
Total financial assets	514	5,481
Liabilities arising from insurance and participating investment contracts	135,284	122,064
Other	0	5,278
Total financial liabilities	135,284	127,342
Designated at fair value through profit or loss £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial liabilities at fair value through profit or loss	4,243	4,630
Liabilities arising from non-participating investment contracts	61,640	51,228
Total financial liabilities	£ 65,883	£ 55,858